Shareholder Fees (Vanguard Russell 2000 Growth Index Fund ETF)	Vanguard Russell 2000 Growth Index Fund Vanguard Russell 2000 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0